Property and Equipment - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 9,079
Ending balance	13,347	R$ 9,079
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,926	7,289	R$ 5,706
Additions	6,854	5,314	1,591
Disposals	(155)		(8)
Business combinations		323
Ending balance	19,625	12,926	7,289
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,847)	(1,590)	(802)
Depreciation charge for the year	(2,448)	(2,257)	(788)
Disposals	17
Ending balance	(6,278)	(3,847)	(1,590)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	673
Ending balance	642	673
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	843	575	478
Additions	87	219	97
Disposals	(34)
Business combinations		49
Ending balance	896	843	575
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(170)	(103)	(50)
Depreciation charge for the year	(84)	(67)	(53)
Ending balance	(254)	(170)	(103)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71
Ending balance	47	71
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	191	191	191
Ending balance	191	191	191
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(120)	(87)	(50)
Depreciation charge for the year	(24)	(33)	(37)
Ending balance	(144)	(120)	(87)
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,434
Ending balance	1,769	1,434
Furniture and fixture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,758	1,020	764
Additions	589	583	258
Disposals	(51)		(2)
Business combinations		155
Ending balance	2,296	1,758	1,020
Furniture and fixture [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(324)	(185)	(99)
Depreciation charge for the year	(203)	(139)	(86)
Ending balance	(527)	(324)	(185)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,860
Ending balance	3,170	1,860
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,047	1,965	1,440
Additions	2,096	1,021	525
Disposals	(63)
Business combinations		61
Ending balance	5,080	3,047	1,965
IT equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,187)	(763)	(458)
Depreciation charge for the year	(740)	(424)	(305)
Disposals	17
Ending balance	(1,910)	(1,187)	(763)
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	248
Ending balance	225	248
Facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	313	134	88
Additions	12	121	46
Business combinations		58
Ending balance	325	313	134
Facilities [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(65)	(37)	(26)
Depreciation charge for the year	(35)	(28)	(11)
Ending balance	(100)	(65)	(37)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,597
Ending balance	3,364	3,597
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,387	3,404	2,745
Additions	258	983	665
Disposals	(7)		(6)
Ending balance	4,638	4,387	3,404
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(790)	(415)	(119)
Depreciation charge for the year	(484)	(375)	(296)
Ending balance	(1,274)	(790)	R$ (415)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,196
Ending balance	4,130	1,196
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,387
Additions	3,812	2,387
Ending balance	6,199	2,387
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,191)
Depreciation charge for the year	(878)	(1,191)
Ending balance	R$ (2,069)	R$ (1,191)